Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: May 12, 2025

Payment Date	5/15/2025
Collection Period Start	4/1/2025
Collection Period End	4/30/2025
Interest Period Start	4/15/2025
Interest Period End	5/14/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$237,728,170.77	$27,314,122.57	$210,414,048.20	0.317276	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$445,418,170.77	$27,314,122.57	$418,104,048.20

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$474,358,326.08	$445,324,785.31	0.219826
YSOC Amount	$24,192,461.25	$22,473,043.05
Adjusted Pool Balance	$450,165,864.83	$422,851,742.26
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$237,728,170.77	3.17000%	30/360	$627,998.58
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$445,418,170.77			$1,234,090.08

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$474,358,326.08	$445,324,785.31
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$450,165,864.83	$422,851,742.26
Number of Receivables Outstanding	47,769	46,480
Weighted Average Contract Rate	3.61%	3.62%
Weighted Average Remaining Term (months)	26.9	26.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,428,857.73
Principal Collections	$28,780,775.03
Liquidation Proceeds	$141,687.29
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$30,351,320.05
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$30,351,320.05

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$395,298.61	$395,298.61	$—	$—	$29,956,021.44
Interest - Class A-1 Notes	$—	$—	$—	$—	$29,956,021.44
Interest - Class A-2 Notes	$—	$—	$—	$—	$29,956,021.44
Interest - Class A-3 Notes	$627,998.58	$627,998.58	$—	$—	$29,328,022.86
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$28,911,003.19
First Allocation of Principal	$—	$—	$—	$—	$28,911,003.19
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$28,854,191.44
Second Allocation of Principal	$—	$—	$—	$—	$28,854,191.44
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$28,791,999.19
Third Allocation of Principal	$3,586,428.51	$3,586,428.51	$—	$—	$25,205,570.68
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,135,502.85
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,155,502.85
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,155,502.85
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,407,808.79
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,407,808.79
Remaining Funds to Certificates	$1,407,808.79	$1,407,808.79	$—	$—	$—
Total	$30,351,320.05	$30,351,320.05	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$24,192,461.25
Increase/(Decrease)	$(1,719,418.20)
Ending YSOC Amount	$22,473,043.05

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$450,165,864.83	$422,851,742.26
Note Balance	$445,418,170.77	$418,104,048.20
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	19	$252,765.74
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	211	$141,687.29
Monthly Net Losses (Liquidation Proceeds)			$111,078.45
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.01)%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.20%
Current Collection Period			0.29%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$4,963,620.83
Cumulative Net Loss Ratio			0.25%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.42%	152	$1,864,428.00
60-89 Days Delinquent	0.19%	58	$859,925.16
90-119 Days Delinquent	0.04%	14	$179,873.23
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.65%	224	$2,904,226.39

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$131,894.54
Total Repossessed Inventory		16	$282,426.92

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		72	$1,039,798.39
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.24%
Preceding Collection Period			0.24%
Current Collection Period			0.23%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.50	0.11%	38	0.08%